Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key		0000088048
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000099770
Shareholder Report [Line Items]
Fund Name		DWS Digital Horizons Fund
Class Name		Class A
Trading Symbol		COMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.30%

Gross expense ratio as of the latest prospectus: 1.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 141
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 17.02% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 3000® Growth Index, returned 18.15%.

Stock selection was the primary reason for the Fund’s underperformance relative to the Russell 3000® Growth Index. The internet service provider Cogent Communications Holdings, Inc. (0.5%), which encountered challenges in meeting its targets after acquiring some assets from a competitor, was the largest detractor at the individual holding level. Shares of the marketing software company Trade Desk, Inc.* slid in response to rising competition. The Fund exited the position. Wix.com Ltd. (0.6%), a provider of digital presence platforms and tools for businesses, also detracted from performance amid concerns about potential disruptions from artificial intelligence. Criteo SA (0.6%), an advertising technology firm, further detracted. The company lost several key customers without any offsetting contract wins, impacting its earnings growth. Commvault Systems, Inc. (1.1%), a provider of data backup and recovery solutions, also lost ground. While the company experienced rising sales as enterprises sought to combat the spreading prevalence of ransomware, its shares declined after it reported contract renewals that fell short of elevated expectations.

Bloom Energy Corp. (1.1%), a maker of solid oxide fuel cells, was the leading individual contributor in 2025. The company saw significantly increased demand for its products given the rising power needs of AI data centers. Bloom Energy’s cells can provide users with power in less than a year, far shorter than the multiple years it can take to get a grid connection. The video game platform ROBLOX Corp. (0.9%) also helped results. The company experienced a significant acceleration in users and engagement as a multiyear effort to improve the quality of its content bore fruit with several hit titles. Nebius Group NV (0.7%), whose transition to being an enterprise and wholesale provider of AI capacity proved timely, further contributed. An underweight in Alphabet, Inc. (7.2%) during the first half of the year, when the stock lagged, also helped performance. AppLovin Corp. (1.7%) and JFrog Ltd. (1.4%) were additional contributors of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 3000® Index	Russell 3000® Growth Index	MSCI World Index	MSCI World Communication Services Index
'15	$9,425	$10,000	$10,000	$10,000	$10,000
'16	$9,413	$9,436	$9,403	$9,402	$10,033
'16	$9,425	$9,433	$9,394	$9,332	$10,149
'16	$9,882	$10,097	$10,034	$9,965	$10,685
'16	$9,886	$10,159	$9,956	$10,123	$10,672
'16	$9,973	$10,341	$10,154	$10,180	$10,703
'16	$10,209	$10,362	$10,114	$10,066	$11,006
'16	$10,367	$10,774	$10,605	$10,491	$11,107
'16	$10,469	$10,801	$10,565	$10,499	$10,774
'16	$10,512	$10,818	$10,612	$10,555	$10,733
'16	$10,162	$10,584	$10,332	$10,351	$10,244
'16	$9,898	$11,058	$10,607	$10,500	$9,972
'16	$10,357	$11,274	$10,739	$10,751	$10,566
'17	$10,504	$11,486	$11,087	$11,011	$10,626
'17	$10,582	$11,913	$11,533	$11,316	$10,622
'17	$10,664	$11,921	$11,667	$11,437	$10,681
'17	$10,656	$12,047	$11,930	$11,606	$10,533
'17	$11,029	$12,171	$12,209	$11,851	$10,918
'17	$10,681	$12,280	$12,209	$11,897	$10,590
'17	$11,144	$12,512	$12,517	$12,182	$11,082
'17	$11,078	$12,536	$12,727	$12,199	$10,888
'17	$11,058	$12,842	$12,933	$12,473	$10,991
'17	$10,840	$13,122	$13,411	$12,708	$10,654
'17	$11,144	$13,521	$13,816	$12,984	$11,047
'17	$11,219	$13,656	$13,917	$13,159	$11,181
'18	$11,440	$14,375	$14,868	$13,854	$11,338
'18	$10,857	$13,846	$14,476	$13,280	$10,680
'18	$10,766	$13,568	$14,123	$12,991	$10,527
'18	$10,979	$13,619	$14,170	$13,140	$10,742
'18	$10,486	$14,004	$14,812	$13,222	$10,159
'18	$10,632	$14,095	$14,953	$13,216	$10,222
'18	$10,970	$14,563	$15,377	$13,629	$10,569
'18	$10,991	$15,074	$16,227	$13,797	$10,564
'18	$11,196	$15,099	$16,281	$13,874	$10,791
'18	$10,573	$13,988	$14,778	$12,856	$10,403
'18	$10,803	$14,268	$14,941	$13,002	$10,815
'18	$10,027	$12,940	$13,622	$12,013	$10,060
'19	$10,958	$14,051	$14,872	$12,948	$10,920
'19	$11,164	$14,545	$15,436	$13,337	$11,012
'19	$11,360	$14,757	$15,826	$13,512	$11,220
'19	$11,948	$15,346	$16,524	$13,991	$11,839
'19	$11,330	$14,353	$15,467	$13,184	$11,272
'19	$11,727	$15,361	$16,538	$14,053	$11,718
'19	$12,085	$15,590	$16,897	$14,122	$12,036
'19	$11,850	$15,272	$16,728	$13,833	$11,858
'19	$11,776	$15,540	$16,721	$14,128	$11,877
'19	$12,051	$15,875	$17,193	$14,487	$12,206
'19	$12,433	$16,478	$17,971	$14,891	$12,570
'19	$12,641	$16,954	$18,505	$15,337	$12,816
'20	$12,705	$16,935	$18,879	$15,244	$12,839
'20	$12,058	$15,549	$17,588	$13,955	$12,007
'20	$10,695	$13,410	$15,757	$12,108	$10,577
'20	$12,023	$15,187	$18,089	$13,431	$11,860
'20	$12,783	$15,999	$19,332	$14,080	$12,503
'20	$12,989	$16,364	$20,168	$14,452	$12,589
'20	$13,734	$17,294	$21,670	$15,144	$13,371
'20	$14,670	$18,546	$23,852	$16,156	$14,411
'20	$13,847	$17,871	$22,761	$15,598	$13,635
'20	$14,072	$17,485	$22,041	$15,120	$13,785
'20	$15,361	$19,613	$24,393	$17,053	$15,199
'20	$15,920	$20,495	$25,585	$17,776	$15,761
'21	$15,729	$20,404	$25,489	$17,599	$15,586
'21	$16,689	$21,042	$25,541	$18,050	$16,542
'21	$16,802	$21,796	$25,890	$18,651	$16,837
'21	$17,944	$22,919	$27,570	$19,519	$17,998
'21	$17,905	$23,024	$27,162	$19,800	$17,964
'21	$18,385	$23,592	$28,837	$20,095	$18,388
'21	$18,684	$23,991	$29,651	$20,455	$18,744
'21	$19,454	$24,675	$30,723	$20,964	$19,478
'21	$18,302	$23,568	$29,037	$20,094	$18,337
'21	$18,547	$25,161	$31,478	$21,232	$18,575
'21	$17,292	$24,778	$31,563	$20,767	$17,682
'21	$17,568	$25,754	$32,199	$21,654	$18,023
'22	$16,118	$24,239	$29,345	$20,508	$16,929
'22	$15,181	$23,628	$28,175	$19,990	$16,015
'22	$15,154	$24,395	$29,220	$20,538	$16,135
'22	$12,921	$22,206	$25,688	$18,832	$13,900
'22	$12,974	$22,176	$25,097	$18,846	$14,074
'22	$11,973	$20,321	$23,134	$17,214	$13,005
'22	$12,360	$22,227	$25,900	$18,581	$13,418
'22	$11,920	$21,397	$24,750	$17,804	$12,834
'22	$10,571	$19,413	$22,355	$16,149	$11,318
'22	$10,629	$21,005	$23,711	$17,308	$11,444
'22	$11,285	$22,102	$24,748	$18,512	$12,141
'22	$10,590	$20,808	$22,872	$17,726	$11,367
'23	$12,019	$22,241	$24,801	$18,980	$12,850
'23	$11,617	$21,721	$24,509	$18,524	$12,312
'23	$12,406	$22,302	$26,040	$19,096	$13,419
'23	$12,750	$22,539	$26,265	$19,431	$13,838
'23	$13,115	$22,627	$27,394	$19,237	$14,325
'23	$13,571	$24,172	$29,288	$20,400	$14,713
'23	$14,195	$25,039	$30,295	$21,086	$15,634
'23	$13,862	$24,555	$29,955	$20,582	$15,397
'23	$13,422	$23,386	$28,309	$19,694	$14,934
'23	$13,263	$22,766	$27,818	$19,123	$14,627
'23	$14,275	$24,888	$30,827	$20,915	$15,794
'23	$14,926	$26,209	$32,298	$21,942	$16,546
'24	$15,445	$26,499	$33,013	$22,206	$17,249
'24	$16,276	$27,933	$35,285	$23,147	$18,035
'24	$16,679	$28,835	$35,923	$23,891	$18,684
'24	$16,059	$27,566	$34,340	$23,003	$18,229
'24	$16,991	$28,868	$36,386	$24,031	$19,392
'24	$17,711	$29,762	$38,724	$24,520	$20,190
'24	$17,213	$30,315	$38,233	$24,952	$19,562
'24	$17,859	$30,975	$38,971	$25,611	$19,912
'24	$18,701	$31,616	$40,048	$26,080	$20,759
'24	$18,929	$31,384	$39,897	$25,563	$21,038
'24	$20,200	$33,471	$42,590	$26,736	$21,661
'24	$20,131	$32,448	$42,781	$26,039	$22,145
'25	$22,042	$33,473	$43,649	$26,958	$24,090
'25	$21,169	$32,831	$42,019	$26,764	$22,859
'25	$19,104	$30,916	$38,504	$25,572	$21,162
'25	$19,443	$30,709	$39,171	$25,800	$21,587
'25	$21,467	$32,655	$42,585	$27,327	$23,518
'25	$23,048	$34,314	$45,262	$28,506	$25,195
'25	$23,747	$35,070	$46,932	$28,873	$25,588
'25	$23,982	$35,881	$47,549	$29,626	$26,652
'25	$24,916	$37,120	$49,976	$30,578	$27,904
'25	$25,404	$37,915	$51,703	$31,191	$28,381
'25	$23,831	$38,019	$50,836	$31,279	$29,572
'25	$23,558	$38,012	$50,545	$31,532	$29,239

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	17.02%	8.15%	9.59%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	10.30%	6.88%	8.95%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Communication Services Index	32.03%	13.16%	11.33%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

The Russell 3000 ® Index replaced the MSCI World Index as the Fund’s broad-based securities market index because the Advisor believes that the Russell 3000 ® Index represents the overall applicable equity market in which the Fund invests. The Russell 3000 ® Growth Index replaced the MSCI World Communication Services Index as the Fund’s more narrowly based index because the Advisor believes the Russell 3000 ® Growth Index better reflects the market sector in which the Fund invests.

Material Change Description [Text Block]		On February 14, 2025, the Fund’s investment process was changed. Performance would have been different if the Fund’s current investment strategies and process had been in effect during the prior periods.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 101,031,591
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 714,085
InvestmentCompanyPortfolioTurnover		90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	101,031,591
Number of Portfolio Holdings	64
Portfolio Turnover Rate (%)	90
Total Net Advisory Fees Paid ($)	714,085

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	21%
Semiconductors & Semiconductor Equipment	19%
Interactive Media & Services	12%
Entertainment	9%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
IT Services	4%
Hotels, Restaurants & Leisure	3%
Financial Services	2%
Diversified Telecommunication Services	2%
Health Care Equipment & Supplies	2%
Ground Transportation	1%
Media	1%
Other Industries	5%

Ten Largest Equity Holdings

Holdings	59.1% of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	10.7%
Apple, Inc.	7.5%
Alphabet, Inc.	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	5.0%
Meta Platforms, Inc.	4.2%
MercadoLibre, Inc.	1.9%
AppLovin Corp.	1.7%
Spotify Technology SA	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As a result of its implementation of shareholder-approved changes to its investment strategy, the Fund made a significant long-term capital gains distribution at the end of May 2025. Implementation of the investment strategy changes required the turnover of a substantial portion of the Fund’s portfolio securities, which, in turn, led to the Fund’s recognition of significant long-term capital gains.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000237496
Shareholder Report [Line Items]
Fund Name		DWS Digital Horizons Fund
Class Name		Class S
Trading Symbol		COMSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$110	1.01%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 17.36% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 3000® Growth Index, returned 18.15%.

Stock selection was the primary reason for the Fund’s underperformance relative to the Russell 3000® Growth Index. The internet service provider Cogent Communications Holdings, Inc. (0.5%), which encountered challenges in meeting its targets after acquiring some assets from a competitor, was the largest detractor at the individual holding level. Shares of the marketing software company Trade Desk, Inc.* slid in response to rising competition. The Fund exited the position. Wix.com Ltd. (0.6%), a provider of digital presence platforms and tools for businesses, also detracted from performance amid concerns about potential disruptions from artificial intelligence. Criteo SA (0.6%), an advertising technology firm, further detracted. The company lost several key customers without any offsetting contract wins, impacting its earnings growth. Commvault Systems, Inc. (1.1%), a provider of data backup and recovery solutions, also lost ground. While the company experienced rising sales as enterprises sought to combat the spreading prevalence of ransomware, its shares declined after it reported contract renewals that fell short of elevated expectations.

Bloom Energy Corp. (1.1%), a maker of solid oxide fuel cells, was the leading individual contributor in 2025. The company saw significantly increased demand for its products given the rising power needs of AI data centers. Bloom Energy’s cells can provide users with power in less than a year, far shorter than the multiple years it can take to get a grid connection. The video game platform ROBLOX Corp. (0.9%) also helped results. The company experienced a significant acceleration in users and engagement as a multiyear effort to improve the quality of its content bore fruit with several hit titles. Nebius Group NV (0.7%), whose transition to being an enterprise and wholesale provider of AI capacity proved timely, further contributed. An underweight in Alphabet, Inc. (7.2%) during the first half of the year, when the stock lagged, also helped performance. AppLovin Corp. (1.7%) and JFrog Ltd. (1.4%) were additional contributors of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 3000® Growth Index	MSCI World Index	MSCI World Communication Services Index
8/1/22	$9,679	$9,627	$9,556	$9,582	$9,565
9/30/22	$8,585	$8,734	$8,631	$8,691	$8,436
10/31/22	$8,630	$9,450	$9,155	$9,315	$8,529
11/30/22	$9,169	$9,944	$9,555	$9,963	$9,048
12/31/22	$8,604	$9,361	$8,831	$9,540	$8,472
1/31/23	$9,769	$10,006	$9,576	$10,215	$9,577
2/28/23	$9,443	$9,772	$9,463	$9,969	$9,176
3/31/23	$10,087	$10,034	$10,054	$10,277	$10,001
4/30/23	$10,366	$10,140	$10,141	$10,458	$10,313
5/31/23	$10,667	$10,180	$10,577	$10,353	$10,677
6/30/23	$11,039	$10,875	$11,308	$10,979	$10,965
7/31/23	$11,552	$11,265	$11,697	$11,348	$11,652
8/31/23	$11,281	$11,047	$11,566	$11,077	$11,475
9/30/23	$10,926	$10,521	$10,930	$10,599	$11,130
10/31/23	$10,797	$10,242	$10,741	$10,292	$10,901
11/30/23	$11,628	$11,197	$11,902	$11,257	$11,771
12/31/23	$12,158	$11,791	$12,470	$11,809	$12,331
1/31/24	$12,584	$11,922	$12,746	$11,951	$12,856
2/29/24	$13,261	$12,567	$13,624	$12,458	$13,442
3/31/24	$13,595	$12,973	$13,870	$12,858	$13,925
4/30/24	$13,094	$12,402	$13,259	$12,380	$13,586
5/31/24	$13,854	$12,988	$14,049	$12,933	$14,452
6/30/24	$14,447	$13,390	$14,951	$13,196	$15,048
7/31/24	$14,042	$13,639	$14,762	$13,429	$14,580
8/31/24	$14,572	$13,936	$15,047	$13,784	$14,840
9/30/24	$15,261	$14,224	$15,463	$14,036	$15,472
10/31/24	$15,449	$14,120	$15,404	$13,758	$15,679
11/30/24	$16,489	$15,059	$16,444	$14,389	$16,144
12/31/24	$16,439	$14,599	$16,518	$14,014	$16,505
1/31/25	$18,005	$15,059	$16,853	$14,509	$17,954
2/28/25	$17,291	$14,771	$16,224	$14,404	$17,037
3/31/25	$15,612	$13,909	$14,867	$13,763	$15,772
4/30/25	$15,888	$13,816	$15,124	$13,885	$16,089
5/31/25	$17,547	$14,692	$16,442	$14,707	$17,528
6/30/25	$18,847	$15,438	$17,476	$15,342	$18,777
7/31/25	$19,426	$15,778	$18,121	$15,539	$19,070
8/31/25	$19,621	$16,143	$18,359	$15,945	$19,864
9/30/25	$20,388	$16,700	$19,296	$16,457	$20,796
10/31/25	$20,797	$17,058	$19,963	$16,787	$21,152
11/30/25	$19,510	$17,105	$19,628	$16,834	$22,040
12/31/25	$19,293	$17,102	$19,516	$16,970	$21,792

Average Annual Return [Table Text Block]
Class/Index	1-Year	Since Inception 8/1/22
Class S No Sales Charge	17.36%	21.21%
Russell 3000® Index	17.15%	17.00%
Russell 3000® Growth Index	18.15%	21.61%
MSCI World Index	21.09%	16.74%
MSCI World Communication Services Index	32.03%	25.60%

Performance Inception Date		Aug. 01, 2022
No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

The Russell 3000 ® Index replaced the MSCI World Index as the Fund’s broad-based securities market index because the Advisor believes that the Russell 3000 ® Index represents the overall applicable equity market in which the Fund invests. The Russell 3000 ® Growth Index replaced the MSCI World Communication Services Index as the Fund’s more narrowly based index because the Advisor believes the Russell 3000 ® Growth Index better reflects the market sector in which the Fund invests.

Material Change Description [Text Block]		On February 14, 2025, the Fund’s investment process was changed. Performance would have been different if the Fund’s current investment strategies and process had been in effect during the prior periods.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 101,031,591
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 714,085
InvestmentCompanyPortfolioTurnover		90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	101,031,591
Number of Portfolio Holdings	64
Portfolio Turnover Rate (%)	90
Total Net Advisory Fees Paid ($)	714,085

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	21%
Semiconductors & Semiconductor Equipment	19%
Interactive Media & Services	12%
Entertainment	9%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
IT Services	4%
Hotels, Restaurants & Leisure	3%
Financial Services	2%
Diversified Telecommunication Services	2%
Health Care Equipment & Supplies	2%
Ground Transportation	1%
Media	1%
Other Industries	5%

Ten Largest Equity Holdings

Holdings	59.1% of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	10.7%
Apple, Inc.	7.5%
Alphabet, Inc.	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	5.0%
Meta Platforms, Inc.	4.2%
MercadoLibre, Inc.	1.9%
AppLovin Corp.	1.7%
Spotify Technology SA	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As a result of its implementation of shareholder-approved changes to its investment strategy, the Fund made a significant long-term capital gains distribution at the end of May 2025. Implementation of the investment strategy changes required the turnover of a substantial portion of the Fund’s portfolio securities, which, in turn, led to the Fund’s recognition of significant long-term capital gains.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000099773
Shareholder Report [Line Items]
Fund Name		DWS Digital Horizons Fund
Class Name		Institutional Class
Trading Symbol		COMZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.02%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 17.39% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 3000® Growth Index, returned 18.15%.

Stock selection was the primary reason for the Fund’s underperformance relative to the Russell 3000® Growth Index. The internet service provider Cogent Communications Holdings, Inc. (0.5%), which encountered challenges in meeting its targets after acquiring some assets from a competitor, was the largest detractor at the individual holding level. Shares of the marketing software company Trade Desk, Inc.* slid in response to rising competition. The Fund exited the position. Wix.com Ltd. (0.6%), a provider of digital presence platforms and tools for businesses, also detracted from performance amid concerns about potential disruptions from artificial intelligence. Criteo SA (0.6%), an advertising technology firm, further detracted. The company lost several key customers without any offsetting contract wins, impacting its earnings growth. Commvault Systems, Inc. (1.1%), a provider of data backup and recovery solutions, also lost ground. While the company experienced rising sales as enterprises sought to combat the spreading prevalence of ransomware, its shares declined after it reported contract renewals that fell short of elevated expectations.

Bloom Energy Corp. (1.1%), a maker of solid oxide fuel cells, was the leading individual contributor in 2025. The company saw significantly increased demand for its products given the rising power needs of AI data centers. Bloom Energy’s cells can provide users with power in less than a year, far shorter than the multiple years it can take to get a grid connection. The video game platform ROBLOX Corp. (0.9%) also helped results. The company experienced a significant acceleration in users and engagement as a multiyear effort to improve the quality of its content bore fruit with several hit titles. Nebius Group NV (0.7%), whose transition to being an enterprise and wholesale provider of AI capacity proved timely, further contributed. An underweight in Alphabet, Inc. (7.2%) during the first half of the year, when the stock lagged, also helped performance. AppLovin Corp. (1.7%) and JFrog Ltd. (1.4%) were additional contributors of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 3000® Growth Index	MSCI World Index	MSCI World Communication Services Index
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'16	$999,183	$943,575	$940,257	$940,176	$1,003,282
'16	$1,000,817	$943,271	$939,416	$933,179	$1,014,903
'16	$1,049,555	$1,009,683	$1,003,371	$996,504	$1,068,546
'16	$1,050,374	$1,015,941	$995,567	$1,012,272	$1,067,196
'16	$1,059,387	$1,034,117	$1,015,443	$1,017,958	$1,070,315
'16	$1,084,786	$1,036,243	$1,011,395	$1,006,551	$1,100,618
'16	$1,101,582	$1,077,368	$1,060,502	$1,049,076	$1,110,671
'16	$1,113,052	$1,080,116	$1,056,470	$1,049,948	$1,077,438
'16	$1,117,968	$1,081,814	$1,061,190	$1,055,525	$1,073,278
'16	$1,080,689	$1,058,408	$1,033,153	$1,035,098	$1,024,374
'16	$1,052,832	$1,105,774	$1,060,708	$1,049,982	$997,243
'16	$1,102,247	$1,127,351	$1,073,938	$1,075,106	$1,056,602
'17	$1,118,055	$1,148,570	$1,108,676	$1,101,054	$1,062,644
'17	$1,126,599	$1,191,287	$1,153,297	$1,131,601	$1,062,197
'17	$1,135,144	$1,192,097	$1,166,655	$1,143,655	$1,068,110
'17	$1,134,717	$1,204,733	$1,192,950	$1,160,589	$1,053,349
'17	$1,174,449	$1,217,062	$1,220,887	$1,185,141	$1,091,831
'17	$1,137,707	$1,228,045	$1,220,942	$1,189,701	$1,058,964
'17	$1,187,693	$1,251,200	$1,251,652	$1,218,173	$1,108,214
'17	$1,180,857	$1,253,611	$1,272,699	$1,219,888	$1,088,779
'17	$1,178,721	$1,284,184	$1,293,307	$1,247,267	$1,099,076
'17	$1,156,078	$1,312,208	$1,341,053	$1,270,838	$1,065,400
'17	$1,188,120	$1,352,053	$1,381,621	$1,298,374	$1,104,684
'17	$1,196,812	$1,365,567	$1,391,686	$1,315,933	$1,118,067
'18	$1,220,296	$1,437,547	$1,486,808	$1,385,415	$1,133,790
'18	$1,158,542	$1,384,560	$1,447,576	$1,328,021	$1,067,987
'18	$1,149,005	$1,356,766	$1,412,327	$1,299,075	$1,052,681
'18	$1,171,706	$1,361,923	$1,416,982	$1,314,003	$1,074,155
'18	$1,119,756	$1,400,371	$1,481,211	$1,322,237	$1,015,945
'18	$1,135,472	$1,409,529	$1,495,271	$1,321,606	$1,022,160
'18	$1,172,142	$1,456,305	$1,537,735	$1,362,884	$1,056,942
'18	$1,174,325	$1,507,447	$1,622,717	$1,379,747	$1,056,416
'18	$1,196,589	$1,509,942	$1,628,097	$1,387,430	$1,079,136
'18	$1,130,233	$1,398,761	$1,477,821	$1,285,554	$1,040,327
'18	$1,155,117	$1,426,776	$1,494,074	$1,300,158	$1,081,513
'18	$1,072,283	$1,293,987	$1,362,197	$1,201,297	$1,006,014
'19	$1,172,042	$1,405,055	$1,487,182	$1,294,765	$1,091,971
'19	$1,194,040	$1,454,470	$1,543,560	$1,333,698	$1,101,159
'19	$1,215,527	$1,475,708	$1,582,592	$1,351,215	$1,122,012
'19	$1,278,452	$1,534,636	$1,652,398	$1,399,128	$1,183,869
'19	$1,212,969	$1,435,327	$1,546,701	$1,318,397	$1,127,174
'19	$1,255,431	$1,536,140	$1,653,840	$1,405,273	$1,171,793
'19	$1,294,311	$1,558,975	$1,689,741	$1,412,234	$1,203,586
'19	$1,269,243	$1,527,195	$1,672,813	$1,383,347	$1,185,826
'19	$1,261,058	$1,553,999	$1,672,094	$1,412,786	$1,187,672
'19	$1,291,242	$1,587,452	$1,719,257	$1,448,738	$1,220,583
'19	$1,332,680	$1,647,794	$1,797,125	$1,489,086	$1,256,950
'19	$1,355,273	$1,695,372	$1,850,494	$1,533,696	$1,281,553
'20	$1,361,944	$1,693,520	$1,887,861	$1,524,361	$1,283,851
'20	$1,292,667	$1,554,866	$1,758,810	$1,395,514	$1,200,704
'20	$1,146,927	$1,341,044	$1,575,665	$1,210,828	$1,057,731
'20	$1,289,588	$1,518,652	$1,808,890	$1,343,104	$1,185,985
'20	$1,371,694	$1,599,867	$1,933,159	$1,407,987	$1,250,331
'20	$1,394,274	$1,636,443	$2,016,750	$1,445,230	$1,258,928
'20	$1,474,328	$1,729,366	$2,166,956	$1,514,372	$1,337,096
'20	$1,574,908	$1,854,649	$2,385,205	$1,615,554	$1,441,068
'20	$1,487,157	$1,787,119	$2,276,088	$1,559,819	$1,363,506
'20	$1,511,276	$1,748,547	$2,204,099	$1,511,972	$1,378,482
'20	$1,650,344	$1,961,263	$2,439,273	$1,705,295	$1,519,855
'20	$1,710,384	$2,049,496	$2,558,532	$1,777,594	$1,576,069
'21	$1,690,371	$2,040,380	$2,548,860	$1,759,927	$1,558,612
'21	$1,794,030	$2,104,157	$2,554,082	$1,805,024	$1,654,231
'21	$1,806,346	$2,179,576	$2,589,039	$1,865,081	$1,683,672
'21	$1,929,506	$2,291,931	$2,756,986	$1,951,882	$1,799,816
'21	$1,925,914	$2,302,394	$2,716,187	$1,980,000	$1,796,394
'21	$1,978,257	$2,359,169	$2,883,667	$2,009,512	$1,838,829
'21	$2,010,587	$2,399,064	$2,965,094	$2,045,508	$1,874,431
'21	$2,093,720	$2,467,480	$3,072,327	$2,096,417	$1,947,751
'21	$1,970,047	$2,356,769	$2,903,696	$2,009,373	$1,833,679
'21	$1,996,218	$2,516,144	$3,147,755	$2,123,185	$1,857,526
'21	$1,861,768	$2,477,845	$3,156,259	$2,076,660	$1,768,197
'21	$1,892,032	$2,575,419	$3,219,883	$2,165,417	$1,802,273
'22	$1,735,611	$2,423,891	$2,934,450	$2,050,843	$1,692,853
'22	$1,635,213	$2,362,835	$2,817,452	$1,998,975	$1,601,452
'22	$1,632,994	$2,439,476	$2,921,965	$2,053,834	$1,613,509
'22	$1,392,815	$2,220,552	$2,568,782	$1,883,215	$1,390,042
'22	$1,398,362	$2,217,575	$2,509,703	$1,884,641	$1,407,358
'22	$1,291,308	$2,032,056	$2,313,415	$1,721,390	$1,300,535
'22	$1,332,909	$2,222,699	$2,589,975	$1,858,062	$1,341,756
'22	$1,285,761	$2,139,749	$2,474,989	$1,780,381	$1,283,426
'22	$1,140,433	$1,941,332	$2,235,471	$1,614,877	$1,131,839
'22	$1,146,535	$2,100,533	$2,371,098	$1,730,846	$1,144,419
'22	$1,218,089	$2,210,173	$2,474,781	$1,851,192	$1,214,068
'22	$1,142,991	$2,080,760	$2,287,211	$1,772,577	$1,136,748
'23	$1,297,794	$2,224,068	$2,480,149	$1,897,998	$1,285,046
'23	$1,254,516	$2,172,085	$2,450,850	$1,852,373	$1,231,230
'23	$1,339,963	$2,230,165	$2,604,018	$1,909,611	$1,341,936
'23	$1,377,138	$2,253,926	$2,626,463	$1,943,086	$1,383,806
'23	$1,417,087	$2,262,696	$2,739,430	$1,923,687	$1,432,538
'23	$1,466,469	$2,417,205	$2,928,813	$2,040,027	$1,471,301
'23	$1,534,715	$2,503,854	$3,029,462	$2,108,557	$1,563,363
'23	$1,498,650	$2,455,520	$2,995,476	$2,058,193	$1,539,693
'23	$1,452,043	$2,338,553	$2,830,856	$1,969,406	$1,493,402
'23	$1,434,842	$2,276,561	$2,781,764	$1,912,262	$1,462,713
'23	$1,544,703	$2,488,846	$3,082,689	$2,091,541	$1,579,422
'23	$1,615,169	$2,620,859	$3,229,762	$2,194,224	$1,654,569
'24	$1,672,318	$2,649,905	$3,301,261	$2,220,556	$1,724,897
'24	$1,762,204	$2,793,346	$3,528,485	$2,314,702	$1,803,541
'24	$1,806,592	$2,883,452	$3,592,339	$2,389,085	$1,868,424
'24	$1,739,455	$2,756,575	$3,434,004	$2,300,343	$1,822,941
'24	$1,840,992	$2,886,815	$3,638,582	$2,403,058	$1,939,159
'24	$1,919,226	$2,976,183	$3,872,382	$2,451,955	$2,019,032
'24	$1,865,406	$3,031,507	$3,823,315	$2,495,164	$1,956,240
'24	$1,936,427	$3,097,499	$3,897,085	$2,561,112	$1,991,218
'24	$2,027,977	$3,161,573	$4,004,752	$2,608,016	$2,075,932
'24	$2,052,390	$3,138,356	$3,989,659	$2,556,281	$2,103,783
'24	$2,191,103	$3,347,132	$4,258,971	$2,673,580	$2,166,096
'24	$2,184,445	$3,244,826	$4,278,059	$2,603,905	$2,214,503
'25	$2,392,513	$3,347,259	$4,364,923	$2,695,793	$2,408,996
'25	$2,297,634	$3,283,112	$4,201,908	$2,676,391	$2,285,922
'25	$2,074,030	$3,091,606	$3,850,436	$2,557,237	$2,116,241
'25	$2,111,204	$3,070,864	$3,917,147	$2,579,963	$2,158,684
'25	$2,331,605	$3,265,514	$4,258,549	$2,732,676	$2,351,807
'25	$2,503,453	$3,431,411	$4,526,246	$2,850,599	$2,519,463
'25	$2,581,173	$3,506,980	$4,693,188	$2,887,294	$2,558,773
'25	$2,607,080	$3,588,138	$4,754,934	$2,962,610	$2,665,212
'25	$2,709,843	$3,711,970	$4,997,573	$3,057,846	$2,790,364
'25	$2,763,384	$3,791,525	$5,170,264	$3,119,080	$2,838,071
'25	$2,592,399	$3,801,938	$5,083,563	$3,127,891	$2,957,200
'25	$2,564,409	$3,801,164	$5,054,538	$3,153,175	$2,923,899

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	17.39%	8.44%	9.87%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Communication Services Index	32.03%	13.16%	11.33%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

The Russell 3000 ® Index replaced the MSCI World Index as the Fund’s broad-based securities market index because the Advisor believes that the Russell 3000 ® Index represents the overall applicable equity market in which the Fund invests. The Russell 3000 ® Growth Index replaced the MSCI World Communication Services Index as the Fund’s more narrowly based index because the Advisor believes the Russell 3000 ® Growth Index better reflects the market sector in which the Fund invests.

Material Change Description [Text Block]		On February 14, 2025, the Fund’s investment process was changed. Performance would have been different if the Fund’s current investment strategies and process had been in effect during the prior periods.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 101,031,591
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 714,085
InvestmentCompanyPortfolioTurnover		90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	101,031,591
Number of Portfolio Holdings	64
Portfolio Turnover Rate (%)	90
Total Net Advisory Fees Paid ($)	714,085

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	21%
Semiconductors & Semiconductor Equipment	19%
Interactive Media & Services	12%
Entertainment	9%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
IT Services	4%
Hotels, Restaurants & Leisure	3%
Financial Services	2%
Diversified Telecommunication Services	2%
Health Care Equipment & Supplies	2%
Ground Transportation	1%
Media	1%
Other Industries	5%

Ten Largest Equity Holdings

Holdings	59.1% of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	10.7%
Apple, Inc.	7.5%
Alphabet, Inc.	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	5.0%
Meta Platforms, Inc.	4.2%
MercadoLibre, Inc.	1.9%
AppLovin Corp.	1.7%
Spotify Technology SA	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As a result of its implementation of shareholder-approved changes to its investment strategy, the Fund made a significant long-term capital gains distribution at the end of May 2025. Implementation of the investment strategy changes required the turnover of a substantial portion of the Fund’s portfolio securities, which, in turn, led to the Fund’s recognition of significant long-term capital gains.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.